Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
19.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED BALANCE SHEETS

	December 31,
	201 8	201 9
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	18,168	308,354	44,292
Short-term investments	272,332	—	—
Prepaid expenses and other current assets	13,752	33,723	4,844

Total current assets	304,252	342,077	49,136
Non-current assets:
Other non-current assets	713,854	789,542	113,411
Investment in subsidiaries and VIEs	10,167,881	13,522,962	1,942,452

Total non-current assets	10,881,735	14,312,504	2,055,863

Total assets	11,185,987	14,654,581	2,104,999

LIABILITIES AND SHAREHOLDERS’ EQUITY Current liabilities:
Accrued expenses and other payables	50,709	25,484	3,661

Total current liabilities	50,709	25,484	3,661

Total liabilities	50,709	25,484	3,661

Commitments and Contingencies
Shareholders’ equity:
Ordinary shares (par value of US$0.01 per share; 100,000,000,000 (including 99,931,211,060 Class A and 68,788,940 Class B) shares authorized; 118,056,345 and 118,926,687 shares issued and outstanding, all comprised of Class A, as of December 31, 2018 and 2019, respectively)	7,969	8,029	1,153
Additional paid-in capital	3,500,620	3,774,373	542,155
Accumulated other comprehensive income	128,375	148,415	21,318
Retained earnings	7,498,314	10,698,280	1,536,712

Total shareholders’ equity	11,135,278	14,629,097	2,101,338

Total liabilities and shareholders’ equity	11,185,987	14,654,581	2,104,999

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	(13,334)	(14,797)	(14,757)	(2,119)

Operating losses	(13,334)	(14,797)	(14,757)	(2,119)
Interest income	13,441	45,023	79,628	11,438
Fair value change of other non-current assets	—	(11,017)	(5,442)	(782)
Share of income of subsidiaries and VIEs	2,001,512	2,851,806	3,140,537	451,109

Income before income taxes	2,001,619	2,871,015	3,199,966	459,646
Income tax expense	—	—	—	—

Net income	2,001,619	2,871,015	3,199,966	459,646

Other comprehensive ( loss ) / income, net of tax of nil
Foreign currency translation adjustments	(55,055)	58,421	20,040	2,879

Comprehensive income	1,946,564	2,929,436	3,220,006	462,525

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash (used in)/generated from operating activities	(8,303)	14,214	(498)	(72)

Net cash (used in)/generated from investing activities	(77,005)	515,101	218,406	31,372

Net cash generated from/(used in) financing activities	61,070	(543,968)	68,676	9,865

Effect of exchange rate changes on cash and cash equivalents and restricted cash	(1,486)	1,040	3,602	517

Net (decrease)/increase in cash and cash equivalents and restricted cash	(25,724)	(13,613)	290,186	41,682
Cash and cash equivalents and restricted cash at beginning of year	57,505	31,781	18,168	2,610

Cash and cash equivalents and restricted cash at end of year	31,781	18,168	308,354	44,292

(a)	Basis of accounting
For the Company only condensed financial information, the Company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC
323-10
, Investments-Equity Method and Joint Ventures: Overall.
Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and share of their income as “Share of income of subsidiaries and VIEs” on the condensed statements of comprehensive income. The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.
(b)	Commitments
The Company does not have any significant commitments or long-term obligations as of any of the years presented.